Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies

18. Commitments and contingencies

Contingencies

The Company is otherwise periodically involved in various legal proceedings that are incidental to the conduct of its business, including, but not limited to, employment discrimination claims, customer injury claims, and investigations. When the potential liability from a matter can be estimated and the loss is considered probable, the Company records the estimated loss. Due to uncertainties related to the resolution of lawsuits, investigations, and claims, the ultimate outcome may differ from the estimates. Although the Company cannot predict with certainty the ultimate resolution of any lawsuits, investigations, and claims asserted against it, management does not believe any currently pending legal proceeding to which the Company is a party will have a material adverse effect on its financial statements.

In May 2020, Maison El Monte was named as a co-defendant in a complaint filed by a consumer advocacy group alleging violations of a California health and safety regulation. The case is pending in the Superior Court of the State of California, and as such, the Company has not made any accruals of possible loss for the year ended April 30, 2023 related to this case.

In June 2022, Maison San Gabriel entered into a confidential settlement agreement with the plaintiff in connection with a California employment law case whereby Maison San Gabriel agreed to pay $98,500 to plaintiff in full settlement of all claims in the case. As a result of the settlement agreement, the Company accrued $98,500 as a loss relating to the case for the fiscal year ended April 30, 2022. During the year ended April 30, 2023, the Company accrued additional $40,000 litigation loss. This settlement amount is subject to reduction by a court proceeding scheduled in 2023.

Commitments

On April 19, 2021, JD E-commerce America Limited (“JD US”) and the Company entered into a Collaboration Agreement (the “Collaboration Agreement”) pursuant to which JD.com will provide services to Maison focused on updating in store technology through the development of a new mobile app, the updating of new in-store technology, and revising store layouts to promote efficiency. The Collaboration Agreement provided for a consultancy and initialization fee of $220,000, 40% of which was payable within three (3) days of effectiveness, 40% of which is due within three (3) days of the completion and delivery of initialization services (including initializing of a feasibility plan, store digitalization, delivery of online retailing and e-commerce business and operational solutions for the Stores) as outlined in the Collaboration Agreement, and the remaining 20% is payable within three (3) days of the completion and delivery of the implementation services (including product and merchandise supply chain configuration, staff training for operation and management of the digital solutions, installation and configuration of hardware, customization of software, concept design and implementation), as outlined in the Collaboration Agreement. The Collaboration Agreement also included certain additional storage and implementation fees to be determined by the parties and royalty fees, following the commercial launch of the platform developed by JD US, of 1.2% of gross merchandise value based on information generated by the platform. For each additional store requiring Consultancy and Initialization service, an additional $50,000 will be charged for preparing the feasibility plan for such additional store. The Collaboration Agreement has an initial term of 10 years and customary termination and indemnification provisions. Simultaneously with the effectiveness of the Collaboration Agreement, JD US and Maison entered into an Intellectual Property License Agreement (the “IP Agreement”) outlining certain trademarks, logos and designs, and other intellectual property rights used in connection with the retail supermarket operations outlined in the Collaboration Agreement, which includes an initial term of 10 years and customary termination provisions. There are no additional licensing fees or costs associated with the IP Agreement. As of the date of this report, there is no new progress on the collaboration agreement with JD US.

17. Commitments and contingencies

Contingencies

The Company is otherwise periodically involved in various legal proceedings that are incidental to the conduct of its business, including, but not limited to, employment discrimination claims, customer injury claims, and investigations. When the potential liability from a matter can be estimated and the loss is considered probable, the Company records the estimated loss. Due to uncertainties related to the resolution of lawsuits, investigations, and claims, the ultimate outcome may differ from the estimates. Although the Company cannot predict with certainty the ultimate resolution of any lawsuits, investigations, and claims asserted against it, management does not believe any currently pending legal proceeding to which the Company is a party will have a material adverse effect on its financial statements.

In May 2020, Maison El Monte was named as a co-defendant in a complaint filed by a consumer advocacy group alleging violations of a California health and safety regulation. The case is pending in the Superior Court of the State of California, and as such the Company has not made any accruals of possible loss for the year ended April 30, 2023 related to this case.

In June 2022, Maison San Gabriel entered into a confidential settlement agreement with the plaintiff in connection with a California employment law case whereby Maison San Gabriel agreed to pay $98,500 to plaintiff in full settlement of all claims in the case. As a result of the settlement agreement, the Company accrued $98,500 as a loss relating to the case for the fiscal year ended April 30, 2022. During the year ended April 30, 2023, the Company accrued an additional $40,000 litigation loss. This settlement amount is subject to reduction by a court proceeding scheduled in 2023.

Commitments

On April 19, 2021 JD E-commerce America Limited (“JD US”) and the Company entered into a Collaboration Agreement (the “Collaboration Agreement”) pursuant to which JD.com will provide services to Maison focused on updating in store technology through the development of a new mobile app, the updating of new in-store technology, and revising store layouts to promote efficiency. The Collaboration Agreement provided for a consultancy and initialization fee of $220,000, 40% of which was payable within three (3) days of effectiveness, 40% of which is due within three (3) days of the completion and delivery of initialization services (including initializing of a feasibility plan, store digitalization, delivery of online retailing and e-commerce business and operational solutions for the Stores) as outlined in the Collaboration Agreement and the remaining 20% is payable within three (3) days of the completion and delivery of the implementation services (including product and merchandise supply chain configuration, staff training for operation and management of the digital solutions, installation and configuration of hardware, customization of software, concept design and implementation), as outlined in the Collaboration Agreement. The Collaboration Agreement also included certain additional storage and implementation fees to be determined by the parties and royalty fees, following the commercial launch of the platform developed by JD US, of 1.2% of gross merchandise value based on information generated by the platform. For each additional store requiring Consultancy and Initialization service, an additional $50,000 will be charged for preparing the feasibility plan for such additional store. The Collaboration Agreement has an initial term of 10 years and customary termination and indemnification provisions. Simultaneously with the effectiveness of the Collaboration Agreement, JD US and Maison entered into an Intellectual Property License Agreement (the “IP Agreement”) outlining certain trademarks, logos and designs and other intellectual property rights used in connection with the retail supermarket operations outlined in the Collaboration Agreement, which includes an initial term of 10 years and customary termination provisions. There are no additional licensing fees or costs associated with the IP Agreement. As of the date of this report, there is no new progress on the collaboration agreement with JD US.